May. 01, 2016
VanEck Vectors BDC Income ETF
VanEck Vectors BDC Income ETF

VANECK VECTORS ETF TRUST

(the “Registrant”)

Supplement dated May 1, 2016
to the Prospectuses and Statements of Additional Information
dated September 1, 2015 (as supplemented),
January 12, 2016 (as supplemented), February 1, 2016 (as supplemented)
and April 1, 2016 for certain series of the above named Registrant
(each a “Fund” and collectively, the “Funds”)

Effective May 1, 2016, Van Eck Global and all of its businesses and investment offerings will now operate under the single global brand VanEck. Accordingly, the following changes are hereby made to each Fund’s Prospectus and Statement of Additional Information: (i) references to the Current Registrant Name are changed to the New Registrant Name, (ii) references to the Current Fund Name are changed to the New Fund Name, and (iii) references to the Current Index Name are changed to the New Index Name. Each Fund’s investment objective and principal investment strategies will remain the same.

Current Registrant Name / Current Fund Name	New Registrant Name / New Fund Name, effective May 1, 2016
Market Vectors ETF Trust	VanEck Vectors ETF Trust
Market Vectors AMT-Free Intermediate Municipal Index ETF	VanEck Vectors AMT-Free Intermediate Municipal Index ETF
Market Vectors AMT-Free Long Municipal Index ETF	VanEck Vectors AMT-Free Long Municipal Index ETF
Market Vectors AMT-Free Short Municipal Index ETF	VanEck Vectors AMT-Free Short Municipal Index ETF
Market Vectors BDC Income ETF	VanEck Vectors BDC Income ETF
Market Vectors Biotech ETF	VanEck Vectors Biotech ETF
Market Vectors CEF Municipal Income ETF	VanEck Vectors CEF Municipal Income ETF
Market Vectors ChinaAMC China Bond ETF	VanEck Vectors ChinaAMC China Bond ETF
Market Vectors Emerging Markets Aggregate Bond ETF	VanEck Vectors Emerging Markets Aggregate Bond ETF
Market Vectors Emerging Markets High Yield Bond ETF	VanEck Vectors Emerging Markets High Yield Bond ETF
Market Vectors Environmental Services ETF	VanEck Vectors Environmental Services ETF
Market Vectors Fallen Angel High Yield Bond ETF	VanEck Vectors Fallen Angel High Yield Bond ETF
Market Vectors Gaming ETF	VanEck Vectors Gaming ETF
Market Vectors Generic Drugs ETF	VanEck Vectors Generic Drugs ETF
Market Vectors Global Spin-Off ETF	VanEck Vectors Global Spin-Off ETF
Market Vectors High Income MLP ETF	VanEck Vectors High Income MLP ETF
Market Vectors High Income Infrastructure MLP ETF	VanEck Vectors High Income Infrastructure MLP ETF
Market Vectors High-Yield Municipal Index ETF	VanEck Vectors High-Yield Municipal Index ETF
Market Vectors International High Yield Bond ETF	VanEck Vectors International High Yield Bond ETF
Market Vectors Investment Grade Floating Rate ETF	VanEck Vectors Investment Grade Floating Rate ETF
Market Vectors J.P. Morgan EM Local Currency Bond ETF	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF
Market Vectors Morningstar International Moat ETF	VanEck Vectors Morningstar International Moat ETF
Market Vectors Morningstar Wide Moat ETF	VanEck Vectors Morningstar Wide Moat ETF
Market Vectors Mortgage REIT Income ETF	VanEck Vectors Mortgage REIT Income ETF
Market Vectors Pharmaceutical ETF	VanEck Vectors Pharmaceutical ETF
Market Vectors Preferred Securities ex Financials ETF	VanEck Vectors Preferred Securities ex Financials ETF
Market Vectors Pre-Refunded Municipal Index ETF	VanEck Vectors Pre-Refunded Municipal Index ETF
Market Vectors Retail ETF	VanEck Vectors Retail ETF
Market Vectors Semiconductor ETF	VanEck Vectors Semiconductor ETF
Market Vectors Short High-Yield Municipal Index ETF	VanEck Vectors Short High-Yield Municipal Index ETF
Market Vectors Treasury- Hedged High Yield Bond ETF	VanEck Vectors Treasury-Hedged High Yield Bond ETF

Current Index Name	New Index Name, effective May 1, 2016
Market Vectors US Listed Biotech 25 Index	MVIS US Listed Biotech 25 Index
Market Vectors Global Gaming Index	MVIS Global Gaming Index
Market Vectors US Listed Pharmaceutical 25 Index	MVIS US Listed Pharmaceutical 25 Index
Market Vectors US Listed Retail 25 Index	MVIS US Listed Retail 25 Index
Market Vectors US Listed Semiconductor 25 Index	MVIS US Listed Semiconductor 25 Index
Market Vectors US Business Development Companies Index	MVIS US Business Development Companies Index
Market Vectors EM Aggregate Bond Index	MVIS EM Aggregate Bond Index
Market Vectors US Investment Grade Floating Rate Index	MVIS US Investment Grade Floating Rate Index
Market Vectors Global Mortgage REITs Index	MVIS Global Mortgage REITs Index
Market Vectors US Treasury-Hedged High Yield Bond Index	MVIS US Treasury-Hedged High Yield Bond Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE